Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

pay versus performance (“PVP”) disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the Company is providing the following information regarding the relationship between executive compensation and the financial performance of the Company since our spin-off in November 2022.

Year	SCT Total for CEO (a) $	CAP to CEO (a)(b) $	Year-end value of $100 invested on 11/01/2022 in:			Dow Jones Transportation Average (c) $	Net Income (millions) (d) $	Adjusted EBITDA (millions) (e) $
			Average SCT Total for Non-CEO NEOs (a) $	Average CAP to Non-CEO NEOs (a)(b) $	RXO (c) $
2022	11,035,672	8,374,864	4,905,970	4,942,625	90.24	99.05	92	306
(a)	Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-PEO NEOs (Mr. Harris and Mr. Firestone).
(b)	Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. The equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section above) are not included because they do not reflect compensation actually paid by RXO.
	2022
	Drew Wilkerson	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,035,672	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	-$2,660,808	$36,654
Compensation Actually Paid (as calculated)	$8,374,864	$4,942,625
(c)	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.
(d)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for the year shown.
(e)	Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(a)	Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-PEO NEOs (Mr. Harris and Mr. Firestone).

Peer Group Issuers, Footnote [Text Block]
(c)	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.

PEO Total Compensation Amount	$ 11,035,672
PEO Actually Paid Compensation Amount	$ 8,374,864
Adjustment To PEO Compensation, Footnote [Text Block]
(b)	Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. The equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section above) are not included because they do not reflect compensation actually paid by RXO.
	2022
	Drew Wilkerson	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,035,672	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	-$2,660,808	$36,654
Compensation Actually Paid (as calculated)	$8,374,864	$4,942,625

Non-PEO NEO Average Total Compensation Amount	$ 4,905,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,942,625
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)	Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. The equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section above) are not included because they do not reflect compensation actually paid by RXO.
	2022
	Drew Wilkerson	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,035,672	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	-$2,660,808	$36,654
Compensation Actually Paid (as calculated)	$8,374,864	$4,942,625

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP generally fluctuates depending on stock price, which may track our TSR. Net income is not a measure under our compensation program for 2022, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP generally fluctuates depending on stock price, which may track our TSR. Net income is not a measure under our compensation program for 2022, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP generally fluctuates depending on stock price, which may track our TSR. Net income is not a measure under our compensation program for 2022, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.

Tabular List [Table Text Block]

Most Important Financial Measures. We are required to list the most important measures used by the Company to link compensation actually paid to our NEOs for 2022 to Company performance.

Adjusted EBITDA Excluding PSUs granted previously by XPO that we inherited, the only financial measure under RXO programs for 2022 was Adjusted EBITDA, which was the metric used in our STI program. For further information on our executive compensation program, please see the “Compensation Discussion and Analysis” section above.

Total Shareholder Return Amount	$ 90.24
Peer Group Total Shareholder Return Amount	99.05
Net Income (Loss)	$ 92,000,000
Company Selected Measure Amount	306,000,000
PEO Name	Mr. Wilkerson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(e)	Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

PEO [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,660,808)
Non-PEO NEO [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 36,654